Other income (Tables)	12 Months Ended
Jun. 30, 2026
Other Income
Schedule of other income
	2026 USD	2025 USD	2024 USD
Miscellaneous income	191,775	–	–
Gain on disposal of non-current assets	21,812	–	–
	213,587	–	–